Income tax and deferred tax (Tables)	12 Months Ended
Dec. 31, 2018
Income tax and deferred tax [abstract]
Disclosure of income tax [text block]
	As of December 31,
in 000€	2018	2017*	2016
Estimated tax liability for the year	(1,216)	(1,530)	(1,698)
Tax adjustments to the previous year	−	412	−
Deferred income taxes	791	596	(12)
Total income taxes for the period	(425)	(522)	(1,710)

Disclosure of deferred taxes [text block]
	Asset/(liability)			Income/(expense)
in 000€	2018	2017*	2016	2018	2017*	2016
Tax losses, notional interest deduction and other tax benefits	26	−	109	−	−	−
Amortization development assets and other intangible assets	224	304	227	−	−	−
Depreciation property, plant & equipment	30	−	−	−	−	−
Other items	35	−	−	−	−	−
Total deferred tax assets	315	304	336	11	(32)	(756)
Property, plant & equipment	(694)	(698)	(452)	−	−	−
Intangible assets	(5,370)	(6,656)	(873)	−	−	−
Investment grants	(312)	−	−	−	−	−
Inventory valuation	141	−	−	−	−	−
Other items	9	(61)	−	−	−	−
Total deferred tax liabilities	(6,226)	(7,415)	(1,325)	780	628	744
Total deferred tax income (loss)	−	−	−	791	596	(12)

Disclosure of relationship between tax expense and accounting profit [text block]
	For the year ended December 31
in 000€	2018	2017*	2016
Profit (loss) before taxes	3,452	(1,595)	(1,309)
Income tax at statutory rate of 29.58% (2017, 2016: 33,99%)	(1,021)	542	445

Effect of different local tax rate	166	433	663
Tax adjustments to the previous period	80	412	−
Non-deductible expenses	(1,141)	(818)	(453)
Capitalized initial public offering transaction costs	−	−	−
Research and development tax credits & patent income deduction	337	44	3,664
Notional interest deduction Belgium	−	−	351
Non recognition of deferred tax asset	(546)	(1,505)	(6,767)
Recognition of deferred tax assets on previous years tax losses	653	−	−
Non-taxable income	606	556	729
Use of previous years tax losses and tax credits for which no deferred tax assets was recognized	−	12	50
Taxes on other basis	280	(117)	(342)
Other	161	(81)	(50)
Income tax expense as reported in the consolidated income statement	(425)	(522)	(1,710)